UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Capital Innovations Global Agri, Timber, Infrastructure Fund
Class A Shares (INNAX)
Class C Shares (INNCX)
Institutional Class Shares (INNNX)

SEMI-ANNUAL REPORT
May 31, 2015

Capital Innovations Global Agri, Timber, Infrastructure Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	11
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Capital Innovations Global Agri, Timber, Infrastructure Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS – 99.1%
	AGRIBUSINESS – 27.3%
	AGRICULTURE – 4.0%
10,828	Adecoagro S.A.*1	$104,598
3,195	Archer-Daniels-Midland Co.	168,856
3,000	Bunge Ltd.[1]	277,680
		551,134
	CHEMICALS – 16.5%
3,200	Agrium, Inc.[1]	332,672
1,350	CF Industries Holdings, Inc.	426,438
18,600	CVR Partners LP	265,050
3,401	EI du Pont de Nemours & Co.	241,505
2,691	Monsanto Co.	314,793
4,446	Mosaic Co.	203,849
7,365	Potash Corp. of Saskatchewan, Inc.[1]	231,850
3,159	Syngenta A.G. - ADR[1]	287,564
		2,303,721
	FOOD – 4.3%
11,915	BRF S.A. - ADR[1]	240,802
3,800	Calavo Growers, Inc.	191,710
1,980	Ingredion, Inc.	162,301
		594,813
	PHARMACEUTICALS – 2.5%
2,100	Mead Johnson Nutrition Co.	204,330
3,000	Zoetis, Inc.	149,310
		353,640
		3,803,308
	INFRASTRUCTURE – 44.9%
	CHEMICALS – 0.6%
4,000	Ultrapar Participacoes S.A. -ADR[1]	86,520
	ENGINEERING & CONSTRUCTION – 2.1%
1,997	Grupo Aeroportuario del Sureste S.A.B. de C.V. -ADR[1]	287,648
	ENVIRONMENTAL CONTROL – 1.8%
5,000	Waste Management, Inc.	248,250
	GAS – 2.0%
3,890	National Grid PLC - ADR[1]	278,835
	OIL & GAS – 9.0%
3,645	Anadarko Petroleum Corp.	304,758
2,300	Occidental Petroleum Corp.	179,837
6,200	Schlumberger Ltd.[1]	562,774
3,914	Total S.A. - ADR[1]	197,618
		1,244,987

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)
	INFRASTRUCTURE (Continued)
	PIPELINES – 17.3%
5,963	Enbridge, Inc.[1]	$285,747
3,200	Energy Transfer Equity LP	219,744
8,838	EnLink Midstream Partners LP	219,359
4,940	Enterprise Products Partners LP	160,155
2,710	Genesis Energy LP	131,787
10,000	Kinder Morgan, Inc.	414,900
3,915	MarkWest Energy Partners LP	253,026
3,708	Plains All American Pipeline LP	174,091
6,000	TransCanada Corp.[1]	260,220
5,681	Williams Cos., Inc.	290,299
		2,409,328
	REITS – 1.4%
2,100	American Tower Corp.	194,859
	TELECOMMUNICATIONS – 7.7%
5,845	China Mobile Ltd. - ADR[1]	384,250
4,000	KT Corp. - ADR*1	52,320
3,750	Nippon Telegraph & Telephone Corp. -ADR[1]	130,013
3,703	Orange S.A. - ADR[1]	58,322
17,540	Telefonica S.A. - ADR[1]	248,366
5,230	Vodafone Group PLC -ADR[1]	204,127
		1,077,398
	TRANSPORTATION – 3.0%
7,962	Guangshen Railway Co., Ltd. -ADR[1]	261,154
14,000	Navios Maritime Partners LP1	152,320
		413,474
		6,241,299
	TIMBER – 26.9%
	BUILDING MATERIALS – 0.9%
2,300	Universal Forest Products, Inc.	127,328
	FOREST PRODUCTS & PAPER – 9.2%
7,100	Domtar Corp.	306,862
10,763	Fibria Celulose S.A. - ADR[1]	148,852
9,100	Interfor Corp.*	144,008
4,950	International Paper Co.	256,559
7,750	West Fraser Timber Co., Ltd.	427,384
		1,283,665
	PACKAGING & CONTAINERS – 8.6%
10,000	KapStone Paper and Packaging Corp.	269,500
5,328	MeadWestvaco Corp.	269,277
4,500	Packaging Corp. of America	311,310

Capital Innovations Global Agri, Timber, Infrastructure Fund
SCHEDULE OF INVESTMENTS – Continued
As of May 31, 2015 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)
	TIMBER (Continued)
	PACKAGING & CONTAINERS (Continued)
5,300	Rock-Tenn Co. - Class A	$345,242
		1,195,329
	REITS – 8.2%
8,400	Plum Creek Timber Co., Inc.	346,584
5,600	Potlatch Corp.	203,168
5,000	Rayonier, Inc.	129,100
14,000	Weyerhaeuser Co.	455,840
		1,134,692
		3,741,014
	TOTAL COMMON STOCKS (Cost $12,283,012)	13,785,621

Principal
Amount		Value
	SHORT-TERM INVESTMENTS – 1.1%
$159,615	UMB Money Market Fiduciary, 0.01%[2]	159,615
	TOTAL SHORT-TERM INVESTMENTS (Cost $159,615)	159,615

	TOTAL INVESTMENTS – 100.2% (Cost $12,442,627)	13,945,236
	Liabilities in Excess of Other Assets – (0.2)%	(31,971)
	TOTAL NET ASSETS – 100.0%	$13,913,265

ADR – American Depository Receipt
LP – Limited Partnership
LC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

Global Agri, Timber, Infrastructure Fund
SUMMARY OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Percent of Total
Security Type/Industry	Net Assets
Common Stocks
Pipelines	17.3%
Chemicals	17.1%
REITS	9.6%
Forest Products & Paper	9.2%
Oil & Gas	9.0%
Packaging & Containers	8.6%
Telecommunications	7.7%
Food	4.3%
Agriculture	4.0%
Transportation	3.0%
Pharmaceuticals	2.5%
Engineering & Construction	2.1%
Gas	2.0%
Environmental Control	1.8%
Building Materials	0.9%
Total Common Stocks	99.1%
Short-Term Investments	1.1%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2015 (Unaudited)

Assets:
Investments, at value (cost $12,442,627)	$13,945,236
Cash	$9,918
Receivables:
Fund shares sold	367
Due from Advisor	8,314
Dividends and interest	21,509
Prepaid expenses	17,054
Total assets	14,002,398

Liabilities:
Payables:
Fund Shares Redeemed	47,110
Transfer agent fees and expenses	11,938
Auditing fees	8,126
Fund accounting fees	6,872
Accrued other expenses	5,121
Fund administration fees	3,763
Shareholder servicing fees (Note 6)	2,434
Custody fees	1,686
Distribution fees - Class A & Class C (Note 7)	1,138
Chief Compliance Officer fees	945
Total liabilities	89,133

Net Assets	$13,913,265

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,886,301
Accumulated net investment income	(25,013)
Accumulated net realized loss on investments and foreign currency transactions	(450,632)
Net unrealized appreciation on investments	1,502,609
Net Assets	$13,913,265

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$2,937,837
Shares of benficial interest issued and outstanding	245,570
Redemption price[1]	11.96
Maximum sales charge (5.75% of offering price)[2]	0.73
Maximum offering price to public	$12.69

Class C Shares:
Net assets applicable to shares outstanding	$520,257
Shares of benficial interest issued and outstanding	44,121
Redemption price[3]	$11.79

Institutional Class Shares:
Net assets applicable to shares outstanding	$10,455,171
Shares of benficial interest issued and outstanding	872,566
Redemption price	$11.98

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of the purchase.
[2]	On sales of $50,000 or more, the sales charge will be reduced and no initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% will be charged on purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
STATEMENT OF OPERATIONS
For the Six Months ended May 31, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $8,961)	$176,577
Interest	6
Total investment income	176,583

Expenses:
Advisory fees	83,161
Transfer agent fees and expenses	34,906
Fund administration fees	25,142
Registration fees	24,084
Fund accounting fees	20,020
Shareholder servicing fees (Note 6)	8,407
Auditing fees	8,352
Chief Compliance Officer fees	7,147
Custody fees	4,786
Legal fees	4,474
Shareholder reporting fees	4,226
Distribution fees - Class A (Note 7)	3,703
Distribution fees - Class C (Note 7)	3,358
Trustees’ fees and expenses	2,743
Miscellaneous	1,477
Insurance fees	622

Total expenses	236,608
Advisory fees waived	(83,161)
Other expenses absorbed	(44,310)
Net expenses	109,137
Net investment income	67,446

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized loss on:
Investments	(77,782)
Foreign currency transactions	(15)
Net realized loss	(77,797)
Net change in unrealized appreciation/depreciation on:
Investments	179,298
Net change in unrealized appreciation/depreciation	179,298
Net realized and unrealized gain on investments and foreign currency	101,501

Net Increase in Net Assets from Operations	$168,947

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year Ended
	May 31, 2015	November 30,
	(Unaudited)	2014
Increase (decrease) in Net Assets from:
Operations:
Net investment income	$67,446	$146,968
Net realized loss on investments and foreign currency transactions	(77,797)	(496,628)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	179,298	844,308
Net increase in net assets resulting from operations	168,947	494,648

Distributions to Shareholders:
From return of capital
Class A	-	(15,062)
Class C	-	(733)
Institutional Class	-	(32,182)
From net investment income:
Class A	(1,970)	(12,244)
Class C	-	(506)
Institutional Class	(18,048)	(27,499)
From net realized gain
Class A	-	(25,198)
Class C	-	(3,529)
Institutional Class	-	(24,267)
Total distributions to shareholders	(20,018)	(141,220)

Capital Transactions:
Net proceeds from shares sold:
Class A	166,284	3,305,759
Class C	143	20,000
Institutional Class	1,591,918	7,914,456
Reinvestment of distributions:
Class A	1,922	52,142
Class C	-	4,381
Institutional Class	17,269	82,448
Cost of shares redeemed:
Class A	(293,836)	(6,157,386)
Class C	(223,239)	(125,852)
Institutional Class	(3,798,306)	(971,095)
Net increase (decrease) in net assets from capital transactions	(2,537,845)	4,124,853

Total increase (decrease) in net assets	(2,388,916)	4,478,281

Net Assets:
Beginning of period	16,302,181	11,823,900
End of period	$13,913,265	$16,302,181

Accumulated net investment loss	$(25,013)	$(72,441)

Capital Share Transactions:
Shares sold:
Class A	13,880	282,071
Class C	13	1,696
Institutional Class	134,304	661,436
Shares reinvested:
Class A	162	4,367
Class C	-	373
Institutional Class	1,462	6,892
Shares redeemed:
Class A	(24,914)	(514,794)
Class C	(18,953)	(10,732)
Institutional Class	(321,727)	(82,279)
Net increase (decrease) from capital share transactions	(215,773)	349,030

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended	For the Year Ended	For the Period September 28, 2012* through
	May 31, 2015 (Unaudited)	November 30, 2014	November 30, 2013	November 30, 2012
Net asset value, beginning of period	$11.83	$11.49	$10.02	$10.00
Income from Investment Operations:
Net investment income[1]	0.04	0.10	0.07	0.01
Net realized and unrealized gain on investments	0.10	0.34	1.43	0.01
Total from investment operations	0.14	0.44	1.50	0.02

Less Distributions:
From return of capital	-	(0.03)	-	-
From net investment income	(0.01)	(0.02)	(0.03)	-
From net realized gain	-	(0.05)	-	-
Total distributions	(0.01)	(0.10)	(0.03)	-

Net asset value, end of period	$11.96	$11.83	$11.49	$10.02

Total return [2]	1.16%[3]	3.84%	14.98%	0.20%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,938	$3,033	$5,569	$14

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.29%[4]	3.54%	6.82%	122.35%[4]
After fees waived and expenses absorbed	1.60%[4]	1.60%	1.60%	1.60%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.95%)[4]	(1.06%)	(4.62%)	(120.45%)[4]
After fees waived and expenses absorbed	0.74%[4]	0.88%	0.60%	0.30%[4]

Portfolio turnover rate	8%[3]	24%	7%	3%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. If these sales charges were included total returns would be lower.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Period September 28, 2012* through November 30, 2012

Net asset value, beginning of period	$11.69	$11.41	$10.01	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	-	0.02	(0.02)	(0.01)
Net realized and unrealized gain on investments	0.10	0.33	1.42	0.02
Total from investment operations	0.10	0.35	1.40	0.01

Less Distributions:
From return of capital	-	(0.01)	-	-
From net investment income	-	(0.01)[2]	- [2]	-
From net realized gain	-	(0.05)	-	-
Total distributions	-	(0.07)	-	-

Net asset value, end of period	$11.79	$11.69	$11.41	$10.01

Total return [3]	0.86%[4]	3.04%	14.03%	0.10%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$520	$737	$819	$7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.04%[5]	4.29%	7.57%	123.10%[5]
After fees waived and expenses absorbed	2.35%[5]	2.35%	2.35%	2.35%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.70%)[5]	(1.81%)	(5.37%)	(121.20%)[5]
After fees waived and expenses absorbed	(0.01%)[5]	0.13%	(0.15%)	(0.45%)[5]

Portfolio turnover rate	8%[4]	24%	7%	3%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of the date of purchase. If the sales charge was included total returns would be lower.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Year Ended November 30, 2014	For the Year Ended November 30, 2013	For the Period September 28, 2012* through November 30, 2012

Net asset value, beginning of period	$11.84	$11.50	$10.03	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	0.13	0.09	0.01
Net realized and unrealized gain on investments	0.10	0.34	1.43	0.02
Total from investment operations	0.16	0.47	1.52	0.03

Less Distributions:
From return of capital	-	(0.04)	-	-
From net investment income	(0.02)	(0.04)	(0.05)	-
From net realized gain	-	(0.05)	-	-
Total distributions	(0.02)	(0.13)	(0.05)	-

Net asset value, end of period	$11.98	$11.84	$11.50	$10.03

Total return[2]	1.34%[3]	4.12%	15.15%	0.30%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,455	$12,532	$5,436	$256

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.04%[4]	3.29%	6.57%	122.10%[4]
After fees waived and expenses absorbed	1.35%[4]	1.35%	1.35%	1.35%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.70%)[4]	(0.81%)	(4.37%)	(120.20%)[4]
After fees waived and expenses absorbed	0.99%[4]	1.13%	0.85%	0.55%[4]

Portfolio turnover rate	8%[3]	24%	7%	3%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

Note 1 – Organization
The Capital Innovations Global Agri, Timber, Infrastructure Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to maximum total return through growth of capital, and secondarily seeks to provide current income to shareholders.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class and commenced operations on September 28, 2012.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At May 31, 2015, the Fund did not have any forward contracts outstanding.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2015 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Fund’s average daily net assets.  The Advisor engages Capital Innovations, LLC (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of average daily net assets of the A Shares, C Shares and Institutional Shares, respectively. This agreement is in effect until March 31, 2016 and may be terminated before that date only by the Trust’s Board of Trustees.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2015 (Unaudited)

For the six months ended May 31, 2015, the Advisor waived all its fees and absorbed other expenses totaling $127,471.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At May 31, 2015, the amount of these potentially recoverable expenses was $816,914.  The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

2015	$55,169
2016	346,263
2017	288,011
2018	$127,471

Foreside Fund Services, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

The amount of net selling commissions and deferred sales charges from the Fund’s Class A and Class C Shares received by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the six months ended May 31, 2015 were as follows:

	Class A	Class C
Net Selling Commissions	$1,146	$-
Deferred Sales Charge	$-	$-

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended May 31, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC. provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 1, 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended May 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At May 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,442,627

Gross unrealized appreciation	$2,036,980
Gross unrealized depreciation	(534,371)

Net unrealized appreciation on investments	$1,502,609

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2015 (Unaudited)

As of November 30, 2014 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-
Accumulated capital, other losses and partial MLP dispositions	(690,625)
Net unrealized appreciation on investments	1,568,660
Total accumulated earnings	$878,035

The tax character of distributions paid during the fiscal years ended November 30, 2014 and November 30, 2013 were as follows:

Distributions paid from:	2014	2013
Ordinary income	$76,036	$30,778
Net long term capital gains	17,208	-
Total taxable distributions	93,244	30,778
Non-taxable distributions	47,976	-
Total distributions paid	$141,220	$30,778

Note 5- Investment Transactions
For the six months ended May 31, 2015, purchases and sales of investments, excluding short-term investments, were $1,273,792 and $3,400,308, respectively.

Note 6 – Shareholder Servicing Plan
Effective January 1, 2014, the Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (the “Plan”) to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Prior to January 1, 2014, the Plan provided for a fee at an annual rate of up to 0.10% of average daily net assets.

For the six months ended May 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  With respect to the A Shares and C Shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% and 1.00%, respectively, of average daily net assets, payable to the Distributor. The Institutional Class does not pay any distribution fees.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2015 (Unaudited)

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor.  In addition, HRC may receive sales charges from the Fund’s Distributor for activities relating to the marketing of Fund shares pursuant to a wholesaling agreement with the Fund’s Distributor.  For the six months ended May 31, 2015 HRC did not receive any sales charges or distribution fees from the Distributor pursuant to the wholesaling agreement.

For the six months ended May 31, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Capital Innovations Global Agri, Timber, Infrastructure Fund
NOTES TO FINANCIAL STATEMENTS – Continued
May 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$13,785,621	$-	$-	$13,785,621
Short-Term Investments	159,615	-	-	159,615
Total Investments	$13,945,236	$-	$-	$13,945,236

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 10 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 11 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 12 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Capital Innovations Global Agri, Timber, Infrastructure Fund
EXPENSE EXAMPLE
For the Six Months Ended May 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments (Class A and C shares only), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2014 to May 31, 2015.

Actual Expenses
The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Expenses Paid During Period 12/01/14-5/31/15*
Class A Shares
Actual Performance	$1,000.00	$1,011.60	$8.02
Hypothetical (5% annual return before expenses)	1,000.00	1,016.93	8.05
Class C Shares
Actual Performance	1,000.00	1,008.60	11.77
Hypothetical (5% annual return before expenses)	1,000.00	1,013.23	11.80
Institutional Share Class
Actual Performance	1,000.00	1,013.40	6.78
Hypothetical (5% annual return before expenses)	1,000.00	1,018.23	6.79

*
Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 2.35% and 1.35% for Class A, Class C and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Capital Innovations Global Agri, Timber, Infrastructure Fund
a series of Investment Managers Series Trust

Advisor
Liberty Street Advisors, Inc.
14 Wall Street, Suite 3A
New York, New York 10005

Sub-Advisor
Capital Innovations, LLC
325 Forest Grove Drive, Suite 100
Pewaukee, Wisconsin 53072

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Capital Innovations Global Agri, Timber, Infrastructure Funds Class A Shares	INNAX	461 418 139
Capital Innovations Global Agri, Timber, Infrastructure Funds Class C Shares	INNCX	461 418 121
Capital Innovations Global Agri, Timber, Infrastructure Funds Institutional Class Shares	INNNX	461 418 113

Privacy Principles of the Capital Innovations Global Agri, Timber, Infrastructure Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Capital Innovations Global Agri, Timber, Infrastructure Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 990-9950, on the Fund’s website at www.libertystreetfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 990-9950 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (888) 990-9950. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Capital Innovations Global Agri, Timber, Infrastructure Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 990-9950

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/7/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	8/7/15

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	8/7/15